Leases	12 Months Ended
Dec. 31, 2021
Disclosure of leases [text block] [Abstract]
LEASES

NOTE 15: LEASES

Set out below are the carrying amounts of the Company’s right-of-use assets and lease liabilities and their activity during the year ended December 31, 2021:

	Leased premises	Vehicles	Other equipment	Total ROU assets	Lease liabilities
As at January 1, 2021	$5,129	$180	$84	$5,393	$11,023
Additions and extensions to ROU assets	5,713	205	21	5,939	5,911
Additions to property, plant and equipment	—	—	—	—	7,786
Depreciation	(1,040)	(99)	(29)	(1,168)	—
Lease termination	(764)	(3)	—	(767)	(892)
Lease liabilities converted to long-term debt	—	—	—	—	(3,904)
Payments	—	—	—	—	(5,746)
Issuance of warrants	—	—	—	—	(2,160)
Interest	—	—	—	—	1,513
Foreign exchange	—	—	—	—	42
As at December 31, 2021	$9,038	$283	$76	$9,397	$13,573
Less current portion of lease liabilities					(4,346)
Non-current portion of lease liabilities					$9,227

During the year ended December 31, 2021, the Company modified the terms of three two-year lease agreements for mining hardware, with a balance of $3,904 at the time of conversion, in June 2021, resulting in the lease liabilities being reclassified to long-term debt as described in Note 14b. No changes were made to the payment terms, interest rate or security interest of the former leases.The Company maintains one lease agreement for mining hardware, consisting of 3,000 Whatsminer M31S+, with a net book value of approximately $5,422, classified as property, plant and equipment under BVVE and electrical equipment as described in Note 9.

During the year, the Company issued 468,013 warrants to the former lessor with an exercise price of $0.40 USD and expiring in May 2023 for a total cost of $2,160. The cost of these warrants was added to the cost of the leased assets which were recorded as an addition to property, plant and equipment and will be amortized over the useful life of the corresponding assets. The inputs used to value the grant using the Black-Scholes model were as follows:

Grant date	May 11, 2021
Dividend yield (%)	—
Expected share price volatility (%)	139%
Risk-free interest rate (%)	0.05%
Expected life of warrants (years)	1.00
Share price (CAD)	6.04
Exercise price (USD)	0.40	USD
Fair value of warrants (USD)	4.62	USD
Quantity of warrants granted*	468,013

*	All warrants issued are for the purchase of one common share in the Company